Segments (Details) - Schedule of Data Relating to Business Segments - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Data Relating to Business Segments [Line Items]
Revenues from external customers	$ 15,708	$ 25,008
Total revenues	15,708	25,008
Segment results (operating loss)	(15,031)	(59,559)
Finance expenses, net	(10,045)	5,312
Loss before taxes on income	(25,076)	(64,871)
Professional Services [Member]
Schedule of Data Relating to Business Segments [Line Items]
Revenues from external customers	15,258	24,438
Total revenues	15,258	24,438
Segment results (operating loss)	(9,905)	(31,762)
Products and Technology [Member]
Schedule of Data Relating to Business Segments [Line Items]
Revenues from external customers	450	570
Total revenues	450	570
Segment results (operating loss)	(5,126)	(13,917)
Unallocated Amounts [Member]
Schedule of Data Relating to Business Segments [Line Items]
Revenues from external customers			[1]
Total revenues			[1]
Segment results (operating loss)		$ (13,880)	[1]

[1]	Expenses related to RNER merger transaction and ELOC.